Item 1. Schedule of Investments

T. ROWE PRICE BALANCED FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 64.0%

CONSUMER DISCRETIONARY 6.4%
Auto Components 0.1%
Bridgestone (JPY)	62,000	1,336
GKN (GBP)	200,633	1,047
		2,383
Automobiles 0.6%
Bayerische Motoren Werke (EUR)	43,680	2,057
GM §	133,781	4,095
Honda (JPY)	5,700	324
Honda ADR §	42,000	1,193
Renault (EUR) §	20,628	1,960
Toyota Motor (JPY)	132,200	6,097
		15,726
Distributors 0.2%
Genuine Parts §	83,858	3,598
Pacific Brands (AUD) §	317,900	692
		4,290
Hotels, Restaurants & Leisure 0.6%
Carnival	102,283	5,112
Hilton	102,318	2,284
McDonald's	159,803	5,352
Wendy's §	30,690	1,385
		14,133
Household Durables 0.5%
Fortune Brands	40,920	3,328
Goldcrest Company (JPY) §	17,810	1,404
Persimmon (GBP)	95,598	1,451
Philips Electronics (EUR)	39,211	1,045
Pioneer (JPY) §	77,500	1,111
Sony (JPY) §	84,600	2,799
THOMSON Multimedia (EUR) §	100,604	2,099
		13,237
Internet & Catalog Retail 0.1%
Expedia *	60,331	1,195
		1,195
Leisure Equipment & Products 0.1%
Hasbro §	81,811	1,607
Nikon (JPY) §	118,000	1,499
		3,106
Media 2.4%
Aegis Group (GBP)	1,100,264	2,726
Clear Channel Communications	102,312	3,365
Comcast, Special Class A *	350,764	10,305
Discovery Holdings, Series A *	20,000	289
Disney	370,981	8,952
Gannett	28,235	1,943
Gestevision Telecino (EUR)	30,357	637
Liberty Media, Class A *	200,000	1,610
McGraw-Hill	146,922	7,058
Omnicom	27,422	2,293
Publicis (EUR) §	115,100	3,675
Reader's Digest §	35,000	559
Time Warner	296,156	5,363
Tribune	40,951	1,388
Viacom, Class A §	8,152	271
Viacom, Class B	191,756	6,330
WPP Group (GBP)	202,371	2,066
WPP Group ADR §	18,400	941
		59,771
Multiline Retail 0.7%
Target	330,590	17,168
		17,168
Specialty Retail 1.0%
Blockbuster, Class A §	52,404	249
Blockbuster, Class B §	52,404	235
CarMax *§	55,192	1,726
Esprit Holdings (HKD)	225,500	1,686
GAP	212,030	3,696
Home Depot	318,128	12,133
RadioShack §	81,824	2,029
Staples	81,577	1,739
TJX	94,078	1,927
		25,420
Textiles, Apparel, & Luxury Goods 0.1%
Adidas-Salomon (EUR)	10,331	1,801
		1,801
Total Consumer Discretionary		158,230

CONSUMER STAPLES 5.4%
Beverages 1.1%
Anheuser-Busch	100,360	4,319
Coca-Cola	234,560	10,131
Diageo (GBP)	77,863	1,123
Kirin Brewery (JPY)	140,000	1,552
PepsiCo	178,379	10,116
Pernod-Ricard (EUR)	2,689	476
		27,717
Food & Staples Retailing 2.0%
Casino Guichard-Perrachon (EUR) §	19,213	1,367
Coles Myer (AUD)	274,299	2,151
Costco Wholesale	121,864	5,251
CVS	102,278	2,967
Kroger *	228,024	4,695
Matsumotokiyoshi (JPY) §	36,900	1,208
METRO (EUR)	82,434	4,072
Organizacion Soriana, Series B (MXN) *§	153,000	640
Sysco	128,867	4,043
Tesco (GBP) §	346,864	1,899
Walgreen	51,138	2,222
Wal-Mart	370,775	16,247
Wal-Mart de Mexico, Series V (MXN)	283,000	1,436
		48,198
Food Products 0.6%
Campbell Soup	82,850	2,465
General Mills §	74,159	3,575
Nestle (CHF)	12,447	3,660
RHM (GBP) *	239,944	1,303
Unilever (GBP)	322,994	3,383
		14,386
Household Products 1.0%
Colgate-Palmolive	68,822	3,633
Kimberly-Clark	77,105	4,590
Procter & Gamble	292,055	17,366
		25,589
Personal Products 0.2%
Gillette	97,319	5,664
		5,664
Tobacco 0.5%
Altria Group	164,495	12,125
		12,125
Total Consumer Staples		133,679

ENERGY 6.7%
Energy Equipment & Services 1.2%
Baker Hughes	81,906	4,888
BJ Services §	201,460	7,250
FMC Technologies *§	73,947	3,114
Halliburton	95,922	6,573
Schlumberger	105,023	8,862
Transocean *	2	0
		30,687
Oil, Gas & Consumable Fuels 5.5%
BP (GBP)	417,148	4,971
BP ADR	236,064	16,725
Chevron	227,489	14,725
China Shenhua Energy (HKD) *	710,500	834
ConocoPhillips	102,358	7,156
Eni S.p.A. (EUR)	118,520	3,531
Eni S.p.A. ADR §	16,500	2,444
ExxonMobil	701,353	44,564
INPEX (JPY) §	135	1,055
Murphy Oil §	204,660	10,206
Neste Oil (EUR) *	17,600	654
Oil Search (AUD)	592,577	1,753
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1 preference share) §	48,800	3,111
Royal Dutch Shell, Series B (GBP)	43,248	1,498
Royal Dutch Shell ADR, Class A	30,701	2,015
Royal Dutch Shell ADR, Class B §	58,077	4,000
Statoil ASA (NOK) §	463,465	11,520
Total (EUR)	22,041	6,036
		136,798
Total Energy		167,485

FINANCIALS 13.9%
Capital Markets 2.4%
Bank of New York	102,285	3,008
Credit Suisse Group (CHF)	74,772	3,324
Franklin Resources	100,238	8,416
Goldman Sachs	80,495	9,786
Lehman Brothers	51,143	5,957
Macquarie Bank (AUD)	67,437	3,884
Mellon Financial §	176,543	5,644
Morgan Stanley	209,247	11,287
Piper Jaffray *§	4,804	143
State Street	200,485	9,808
		61,257
Commercial Banks 4.7%
ABN AMRO (EUR)	79,717	1,916
Allied Irish Banks (EUR)	45,360	968
Australia & New Zealand Banking (AUD)	132,948	2,439
Australia & New Zealand Banking ADR §	20,200	1,852
Banco Santander Central Hispano (EUR)	196,586	2,591
Bank Austria Creditanstalt (EUR)	23,990	2,690
Bank of America	515,699	21,711
Bank of Fukuoka (JPY) §	193,000	1,400
Bank of Ireland (EUR)	109,401	1,735
Barclays (GBP)	630,416	6,391
Barclays ADR §	6,500	265
BNP Paribas (EUR)	64,786	4,941
DBS Group (SGD)	189,000	1,767
Grupo Financiero Banorte (MXN)	333,672	2,972
HBOS (GBP)	228,928	3,457
HSBC (GBP)	106,432	1,727
Mitsubishi Tokyo Financial (JPY) §	231	3,053
National Australia Bank (AUD) §	141,983	3,586
NORDEA (SEK)	438,319	4,394
Royal Bank of Scotland (GBP)	162,615	4,630
S-E-Banken (SEK)	142,187	2,611
Societe Generale (EUR)	13,098	1,500
Sumitomo Trust & Banking (JPY) §	367,000	3,040
Svenska Handelsbanken, Series A (SEK)	138,434	3,214
The Bank of Yokohama (JPY)	358,000	2,746
U.S. Bancorp	491,457	13,800
UniCredito (EUR) §	250,578	1,417
Wachovia	278,124	13,236
		116,049
Consumer Finance 0.5%
AIFUL (JPY)	31,150	2,627
American Express	180,031	10,341
		12,968
Diversified Financial Services 2.0%
Babcock & Brown (AUD)	157,209	2,547
Citigroup	736,283	33,516
ING Groep GDS (EUR)	73,579	2,199
J.P. Morgan Chase	300,611	10,200
Moody's §	28,846	1,473
		49,935
Insurance 2.8%
Aioi Insurance (JPY)	262,000	1,571
Ambac §	34,071	2,455
American International Group	384,380	23,816
Aviva (GBP)	124,426	1,370
AXA (EUR)	86,910	2,394
CNP Assurances (EUR)	38,059	2,561
Friends Provident (GBP)	240,564	796
Genworth Financial, Class A	51,154	1,649
Marsh & McLennan	114,084	3,467
Mitsui Sumitomo Insurance (JPY)	142,000	1,655
Prudential	65,449	4,422
QBE Insurance (AUD) §	145,742	2,081
SAFECO §	51,156	2,731
St. Paul Companies	251,126	11,268
Torchmark	89,596	4,733
UnumProvident §	150,000	3,075
		70,044
Real Estate 0.7%
China Overseas Land & Investment (HKD) §	3,376,000	1,023
Equity Office Properties, REIT	163,686	5,354
GPT Group, Equity Units (AUD)	240,322	716
ProLogis, REIT	180,450	7,996
Sun Hung Kai Properties (HKD)	162,000	1,676
		16,765
Thrifts & Mortgage Finance 0.8%
Bradford Bingley (GBP)	258,306	1,560
Countrywide Credit	159,359	5,256
Fannie Mae	88,886	3,984
Freddie Mac	55,444	3,130
Hypo Real Estate Holding (EUR)	55,592	2,819
Radian §	51,149	2,716
		19,465
Total Financials		346,483

HEALTH CARE 7.2%
Biotechnology 0.5%
Amgen *	133,981	10,674
CSL Limited (AUD)	29,184	857
		11,531
Health Care Equipment & Supplies 1.0%
Baxter International	114,047	4,547
Becton, Dickinson	61,382	3,218
Boston Scientific *	201,670	4,713
Guidant	43,375	2,988
Hospira *	14,170	581
Medtronic	143,566	7,698
		23,745
Health Care Providers & Services 1.8%
Aetna	107,841	9,289
Cardinal Health	99,073	6,285
Celesio (EUR)	17,937	1,576
Health Management, Class A §	83,114	1,951
Medco *	59,990	3,289
UnitedHealth Group	402,178	22,602
		44,992
Pharmaceuticals 3.9%
Abbott Laboratories	144,928	6,145
AstraZeneca ADR	61,100	2,878
Bristol Myers Squibb	158,281	3,808
Eisai (JPY) §	35,500	1,527
Eli Lilly	102,292	5,475
Forest Laboratories *	51,118	1,992
GlaxoSmithKline (GBP)	64,784	1,653
GlaxoSmithKline ADR §	235,179	12,060
Johnson & Johnson	195,892	12,396
Kobayashi Pharmaceutical (JPY)	45,800	1,560
Merck	200,536	5,457
Novartis (CHF)	139,235	7,091
Pfizer	600,261	14,989
Sanofi-Aventis (EUR) §	48,740	4,040
Schering-Plough	204,560	4,306
Takeda Chemical Industries (JPY) §	47,500	2,848
Wyeth	215,658	9,978
		98,203
Total Health Care		178,471

INDUSTRIALS & BUSINESS SERVICES 8.0%
Aerospace & Defense 1.6%
BAE Systems (GBP)	288,399	1,753
Boeing	98,104	6,666
General Dynamics	30,000	3,586
Honeywell International	181,969	6,824
Lockheed Martin	138,878	8,477
Northrop Grumman	101,232	5,502
Rolls-Royce (GBP) *	199,817	1,321
United Technologies	98,992	5,132
		39,261
Air Freight & Logistics 0.3%
UPS, Class B	94,071	6,503
Yamato Transport (JPY) §	79,000	1,308
		7,811
Airlines 0.0%
Qantas Airways (AUD)	220,317	568
		568
Building Products 0.1%
Masco	102,091	3,132
		3,132
Commercial Services & Supplies 0.3%
Acco Brands *	9,616	272
Downer EDI (AUD)	199,763	922
Waste Management	180,333	5,159
		6,353
Construction & Engineering 0.2%
Acciona (EUR) §	45,424	5,217
		5,217
Electrical Equipment 0.1%
Sumitomo Electric Industries (JPY) §	102,700	1,394
		1,394
Industrial Conglomerates 2.9%
3M	48,285	3,542
DCC (EUR)	115,302	2,322
GE	1,399,471	47,120
Hutchison Whampoa (HKD)	203,000	2,101
Sembcorp (SGD)	1,110,060	1,970
Siemens (EUR)	50,930	3,937
Tyco International	371,455	10,345
		71,337
Machinery 1.4%
Caterpillar	102,270	6,008
Danaher §	196,618	10,584
Deere	134,575	8,236
Fanuc (JPY) §	28,100	2,288
ITT Industries	71,602	8,134
		35,250
Marine 0.1%
Nippon Yusen (JPY) §	377,000	2,544
		2,544
Road & Rail 0.8%
Arriva (GBP)	227,803	2,368
CSX §	122,758	5,706
Landstar Systems §	163,630	6,550
Union Pacific	80,825	5,795
		20,419
Trading Companies & Distributors 0.2%
Mitsubishi (JPY) §	230,000	4,569
		4,569
Total Industrials & Business Services		197,855

INFORMATION TECHNOLOGY 7.5%
Communications Equipment 0.9%
Cisco Systems *	433,375	7,770
Motorola	284,971	6,295
Nokia (EUR)	238,309	4,006
Nokia ADR	55,100	932
QUALCOMM	89,995	4,027
Uniden (JPY) §	38,000	560
		23,590
Computers & Peripherals 1.4%
Dell *	308,460	10,549
Hewlett-Packard	302,521	8,834
IBM	147,404	11,825
Lexmark International *	25,587	1,562
Toshiba (JPY) §	519,000	2,301
		35,071
Electronic Equipment & Instruments 0.4%
Flextronics *§	184,057	2,365
Hamamatsu Photonics (JPY) §	33,900	788
Jabil Circuit *	124,552	3,851
Kyocera (JPY)	18,400	1,289
TDK (JPY) §	16,700	1,198
		9,491
Internet Software & Services 0.2%
IAC/InterActiveCorp *§	60,331	1,529
VeriSign *§	132,943	2,841
		4,370
IT Services 0.4%
Automatic Data Processing	79,774	3,434
Certegy	8,900	356
DST Systems *§	51,144	2,804
First Data	25,000	1,000
Paychex	96,709	3,586
		11,180
Office Electronics 0.1%
Canon (JPY)	48,000	2,610
		2,610
Semiconductor & Semiconductor Equipment 1.7%
Altera *§	155,464	2,971
Analog Devices	152,395	5,660
Applied Materials	163,675	2,776
Intel	519,954	12,817
KLA-Tencor §	61,363	2,992
Linear Technology	117,622	4,421
Maxim Integrated Products	114,055	4,865
Semiconductor Manufacturing ADR *§	29,400	253
Texas Instruments	102,251	3,466
Xilinx	51,566	1,436
		41,657
Software 2.4%
Adobe Systems	204,546	6,106
Electronic Arts *	30,680	1,745
Intuit *§	171,006	7,663
Microsoft	1,071,528	27,570
Oracle *	743,158	9,208
SAP (EUR)	19,031	3,300
Symantec *	132,195	2,996
		58,588
Total Information Technology		186,557

MATERIALS 3.4%
Chemicals 1.0%
BASF (EUR)	47,008	3,543
Chemtura	55,580	690
Dow Chemical	91,111	3,797
DuPont	57,618	2,257
FMC *	42,961	2,458
Kaneka (JPY) §	168,000	2,207
Potash Corp./Saskatchewan	63,432	5,919
Rohm & Haas	54,659	2,248
Valspar	74,056	1,656
Yara International (NOK)	68,910	1,246
		26,021
Construction Materials 0.3%
Boral (AUD)	743,645	4,587
Cemex (MXN)	313,100	1,632
Holcim (CHF)	21,587	1,439
		7,658
Containers & Packaging 0.1%
DS Smith (GBP)	527,408	1,412
		1,412
Metals & Mining 1.7%
Alcoa	171,800	4,195
Anglo American (GBP)	77,532	2,319
BlueScope Steel (AUD)	567,324	4,145
Inco §	204,735	9,694
Newmont Mining §	61,412	2,897
Nippon Steel (JPY)	1,224,000	4,625
Nucor §	60,000	3,539
Phelps Dodge §	60,000	7,796
SSAB Svenskt Stal, Series A (SEK)	106,176	3,220
		42,430
Paper & Forest Products 0.3%
Georgia-Pacific	62,529	2,130
International Paper	102,270	3,048
MeadWestvaco §	30,000	828
Neenah Paper §	2,284	67
Weyerhaeuser §	12,700	873
		6,946
Total Materials		84,467

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.6%
China Telecom (HKD)	2,972,000	1,121
Compania de Telecomunics Chile ADR §	32,700	355
SBC Communications	258,362	6,193
Tele Danmark (DKK)	71,966	3,884
Tele Norte Leste ADR §	43,300	716
Telenor ASA (NOK)	374,806	3,354
Telus (CAD)	120,800	5,047
Telus (Non-voting shares)	143,336	5,839
Verizon Communications	364,889	11,928
		38,437
Wireless Telecommunication Services 1.1%
Alltel	91,137	5,934
America Movil ADR, Series L	68,000	1,790
Bouygues (EUR)	67,611	3,153
China Unicom (HKD)	554,000	461
KDDI (JPY)	364	2,066
MobilCom AG (EUR) §	63,117	1,457
Sprint Nextel	233,738	5,558
Starhub (SGD)	831,000	993
Vodafone (GBP)	225,607	589
Vodafone ADR §	239,700	6,225
		28,226
Total Telecommunication Services		66,663

UTILITIES 2.8%
Electric Utilities 1.7%
E.ON AG (EUR)	46,884	4,321
Entergy	83,277	6,189
Exelon	257,980	13,786
FirstEnergy	142,204	7,412
Hong Kong Electric (HKD)	183,071	905
Iberdrola (EUR)	106,922	2,997
Pinnacle West Capital §	51,148	2,255
TEPCO (JPY) §	124,800	3,177
		41,042
Independent Power Producers & Energy Traders 0.8%
Duke Energy	313,403	9,142
TXU	106,500	12,022
		21,164
Multi-Utilities 0.3%
Australian Gas Light (AUD)	52,395	593
Centrica (GBP)	648,318	2,822
NiSource	153,431	3,721
		7,136
Total Utilities		69,342
Total Common Stocks (Cost $985,405)		1,589,232

CORPORATE BONDS 10.1%
Abbey National, 7.95%, 10/26/29	1,000,000	1,302
Alcan Aluminum, 5.00%, 6/1/15	700,000	691
America Movil
5.50%, 3/1/14	545,000	541
6.375%, 3/1/35	1,000,000	970
American Electric Power, 5.375%, 3/15/10	1,180,000	1,202
Amgen, 4.00%, 11/18/09	410,000	400
AOL Time Warner, 7.625%, 4/15/31	1,625,000	1,906
Arden Realty, 5.25%, 3/1/15	225,000	220
Associates Corp. of North America, 6.95%, 11/1/18	100,000	116
AT&T Broadband, 8.375%, 3/15/13	1,800,000	2,130
AT&T Wireless
7.875%, 3/1/11	1,000,000	1,135
8.75%, 3/1/31	1,000,000	1,345
Baker Hughes, 6.25%, 1/15/09	1,000,000	1,048
Bank of America
4.875%, 9/15/12	500,000	502
5.25%, 2/1/07	100,000	101
6.25%, 4/15/12	1,500,000	1,612
Bank of Boston Capital Trust, 8.25%, 12/15/26	1,000,000	1,076
Bank One, 5.50%, 3/26/07	2,000,000	2,028
BankAmerica, 6.625%, 8/1/07	3,000,000	3,108
BB&T, 4.75%, 10/1/12	935,000	929
Bear Stearns
3.25%, 3/25/09	1,500,000	1,431
4.00%, 1/31/08	750,000	740
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	126
BHP Finance
4.80%, 4/15/13	255,000	254
6.69%, 3/1/06	2,000,000	2,019
BNP Paribas (NY), 6.875%, 3/1/09	1,000,000	1,068
Boardwalk Pipelines, 5.50%, 2/1/17	165,000	164
Boeing, 8.75%, 8/15/21	500,000	679
Boeing Capital, 6.10%, 3/1/11	1,000,000	1,060
Boston Properties, 5.00%, 6/1/15	100,000	98
Bottling Group, 4.625%, 11/15/12	450,000	446
BP Capital Markets, 2.35%, 6/15/06	500,000	492
Bristol-Myers Squibb, 5.75%, 10/1/11	1,000,000	1,050
British Sky Broadcasting, 8.20%, 7/15/09	1,000,000	1,109
British Telecommunications, VR, 8.375%, 12/15/10	1,000,000	1,155
Bunge Limited Finance, 144A, 5.10%, 7/15/15	1,145,000	1,128
Burlington Northern Santa Fe, ETC, 7.33%, 6/23/10	405,855	428
Canadian National Railway, 4.25%, 8/1/09	500,000	492
Canadian Natural Resources, 6.45%, 6/30/33	500,000	536
Capital One Bank
4.25%, 12/1/08	400,000	394
4.875%, 5/15/08	1,000,000	1,003
Caterpillar Financial Services
3.10%, 5/15/07	500,000	489
4.50%, 9/1/08	750,000	748
Centerpoint Energy Houston, 5.70%, 3/15/13	1,000,000	1,038
Chevron Phillips Chemical, 5.375%, 6/15/07	560,000	566
CIT Group
4.00%, 5/8/08	100,000	98
5.00%, 2/1/15	2,500,000	2,457
Citigroup
5.00%, 9/15/14	1,534,000	1,534
6.50%, 1/18/11	1,000,000	1,078
6.625%, 6/15/32	3,000,000	3,437
Clear Channel Communications, 7.65%, 9/15/10	750,000	812
Clorox, 4.20%, 1/15/10	600,000	590
Coca Cola Bottling, 5.00%, 6/15/16	5,000,000	4,840
Comcast Cable Communications, 6.75%, 1/30/11	1,750,000	1,883
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,480
Cox Communications, 7.125%, 10/1/12	300,000	328
Credit Suisse First Boston (USA)
6.125%, 11/15/11	1,800,000	1,916
6.50%, 1/15/12	1,175,000	1,274
CRH America, 6.40%, 10/15/33	750,000	823
CVS, 4.00%, 9/15/09	500,000	486
DaimlerChrysler
4.05%, 6/4/08	100,000	98
7.20%, 9/1/09	1,000,000	1,065
Deutsche Telekom International Finance, STEP
8.50%, 6/15/10	1,150,000	1,299
Developers Diversified Realty, 4.625%, 8/1/10	1,000,000	974
Dow Chemical, 5.75%, 12/15/08	740,000	765
Duke Capital, 7.50%, 10/1/09	1,000,000	1,091
DuPont, 6.875%, 10/15/09	660,000	714
Enbridge, 4.90%, 3/1/15	500,000	493
Energy East, 6.75%, 9/15/33	1,000,000	1,128
Enron Oil & Gas, 6.50%, 12/1/07	4,000,000	4,143
EOP Operating, 6.80%, 1/15/09	1,350,000	1,427
Equitable Resources, 7.75%, 7/15/26	2,000,000	2,577
Erac USA Finance, 144A, 8.00%, 1/15/11	2,500,000	2,818
ERP Operating, 6.95%, 3/2/11	710,000	771
Exelon Generation, 6.95%, 6/15/11	375,000	407
Federal Express, 9.95%, 8/15/06	500,000	523
First Data, 4.70%, 8/1/13	800,000	788
Florida Power & Light, 5.95%, 10/1/33	400,000	424
Food Lion, 8.05%, 4/15/27	1,900,000	2,000
Ford Motor Credit
7.00%, 10/1/13	2,000,000	1,850
7.375%, 10/28/09	2,400,000	2,329
FPL Group Capital, 7.625%, 9/15/06	100,000	103
France Telecom, STEP, 8.00%, 3/1/11	1,590,000	1,805
GE, 5.00%, 2/1/13	850,000	858
GE Capital
3.125%, 4/1/09	6,000,000	5,712
5.45%, 1/15/13	2,500,000	2,583
GE Global Insurance, 7.75%, 6/15/30	100,000	112
Genentech, 144A, 4.40%, 7/15/10	180,000	178
Golden West Financial Corp., 4.125%, 8/15/07	100,000	99
Goldman Sachs
5.15%, 1/15/14	1,200,000	1,195
6.60%, 1/15/12	4,000,000	4,337
Halliburton, 5.50%, 10/15/10	1,000,000	1,032
Harrah's Operating, 5.50%, 7/1/10	1,250,000	1,257
Hewlett Packard, 5.50%, 7/1/07	1,000,000	1,016
Home Depot, 4.625%, 8/15/10	1,025,000	1,024
Hospira, 4.95%, 6/15/09	750,000	752
Household Finance, 6.375%, 10/15/11	3,200,000	3,419
HSBC Bank USA
3.875%, 9/15/09	100,000	97
5.875%, 11/1/34	1,950,000	2,015
HSBC Holdings, 5.25%, 12/12/12	600,000	613
Hutchison Whampoa, 144A, 6.50%, 2/13/13	1,100,000	1,174
IBM
3.80%, 2/1/08	625,000	615
5.875%, 11/29/32	1,500,000	1,596
6.45%, 8/1/07	500,000	517
6.50%, 1/15/28	100,000	113
ING Capital Funding Trust III, 8.439%, 12/31/49
(Tender 12/31/10)	1,000,000	1,159
International Lease Finance Corp., 4.875%, 9/1/10	2,500,000	2,492
iStar Financial, 6.05%, 4/15/15	1,000,000	1,020
Jefferson Pilot, 144A, 8.14%, 1/15/46	1,500,000	1,605
John Deere Capital
4.375%, 3/14/08	1,000,000	993
4.625%, 4/15/09	1,000,000	999
JP Morgan Chase, 6.75%, 2/1/11	2,500,000	2,716
Kimberly-Clark, 6.375%, 1/1/28	5,000,000	5,776
Kinder Morgan, 7.25%, 3/1/28	100,000	114
Kraft Foods, 5.625%, 11/1/11	1,000,000	1,031
Kroger, 8.05%, 2/1/10	2,500,000	2,756
Lehman Brothers
3.95%, 11/10/09	1,000,000	971
4.80%, 3/13/14	1,525,000	1,502
Lennar, 144A, 5.60%, 5/31/15	500,000	492
Lockheed Martin, 7.65%, 5/1/16	1,000,000	1,214
M & I Marshall & Ilsley Bank, 4.85%, 6/16/15	1,000,000	978
Manufacturers & Traders Trust, 8.00%, 10/1/10	1,625,000	1,845
Masco, 4.80%, 6/15/15	1,000,000	962
MBNA America Bank, 6.50%, 6/20/06	1,500,000	1,519
Mcdonnell Douglas, 6.875%, 11/1/06	100,000	102
Medtronic, 144A, 4.375%, 9/15/10	550,000	543
Mellon Bank, 7.00%, 3/15/06	100,000	101
Mellon Funding, 5.00%, 12/1/14	1,000,000	999
Merrill Lynch
4.125%, 1/15/09	500,000	491
5.00%, 1/15/15	1,500,000	1,492
6.50%, 7/15/18	1,000,000	1,104
Morgan Stanley
6.75%, 4/15/11	100,000	108
6.875%, 3/1/07	2,500,000	2,579
Motorola, 8.00%, 11/1/11	1,000,000	1,161
National City Bank, 4.25%, 1/29/10	400,000	393
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	119
New Jersey Bell Telephone, 6.80%, 12/15/24	2,500,000	2,576
Newmont Mining, 5.875%, 4/1/35	350,000	344
News America, 6.20%, 12/15/34	1,000,000	1,000
News America Holdings, 9.25%, 2/1/13	1,090,000	1,351
Niagara Mohawk Power, 7.625%, 10/14/05	368,828	369
Noram Energy, 6.50%, 2/1/08	521,000	539
Norfolk Southern
5.257%, 9/17/14	750,000	766
5.64%, 5/17/29	481,000	482
7.80%, 5/15/27	19,000	24
Northrop Grumman
7.125%, 2/15/11	750,000	827
7.875%, 3/1/26	500,000	632
NYNEX, 9.55%, 5/1/10	403,408	448
Pacific Gas & Electric
3.60%, 3/1/09	500,000	483
4.80%, 3/1/14	1,000,000	979
Panhandle Eastern Pipeline, 4.80%, 8/15/08	335,000	335
Pemex Project Funding Master Trust
7.375%, 12/15/14	2,500,000	2,784
9.125%, 10/13/10	100,000	117
Petrobras International, 9.875%, 5/9/08	750,000	848
Pfizer, 4.65%, 3/1/18	740,000	721
Pharmacia, STEP, 5.875%, 12/1/08	100,000	104
Phillips Petroleum, 7.00%, 3/30/29	4,000,000	4,828
PNC Funding, 5.25%, 11/15/15	1,000,000	1,010
PPL Energy Supply, 6.40%, 11/1/11	940,000	1,007
Procter & Gamble, 4.85%, 12/15/15	500,000	500
Progress Energy, 7.10%, 3/1/11	1,200,000	1,302
Prudential Financial, 5.40%, 6/13/35	1,000,000	952
Public Service Company of Colorado, 7.875%, 10/1/12	940,000	1,107
Pulte Homes, 7.875%, 8/1/11	750,000	833
Raytheon, 6.55%, 3/15/10	200,000	213
Reed Elsevier, 6.125%, 8/1/06	1,000,000	1,011
Royal Bank of Canada, 3.875%, 5/4/09	350,000	342
Royal Bank of Scotland Group
4.70%, 7/3/18	1,000,000	960
5.00%, 10/1/14	1,000,000	1,005
Ryland Group, 5.375%, 1/15/15	500,000	478
Safeco, 4.875%, 2/1/10	750,000	748
Safeway, 7.50%, 9/15/09	100,000	108
SBC Communications
5.10%, 9/15/14	1,000,000	991
6.25%, 3/15/11	1,100,000	1,165
Simon Property Group, 6.35%, 8/28/12	1,000,000	1,065
SLM
4.00%, 1/15/09	1,000,000	978
5.625%, 8/1/33	1,500,000	1,559
Southern California Edison
4.65%, 4/1/15	500,000	486
6.00%, 1/15/34	1,000,000	1,061
Southwest Airlines, 6.50%, 3/1/12	1,750,000	1,855
Sovereign Bancorp, 144A, 4.80%, 9/1/10	750,000	743
Sprint Capital
6.875%, 11/15/28	1,600,000	1,765
6.90%, 5/1/19	1,000,000	1,120
St. Paul Companies, 5.75%, 3/15/07	1,525,000	1,545
State Street, 7.65%, 6/15/10	1,000,000	1,120
Sunoco, 4.875%, 10/15/14	750,000	735
Suntrust, 2.50%, 5/4/06	1,000,000	990
Synovus Financial, 4.875%, 2/15/13	390,000	380
TCI Communications, 6.875%, 2/15/06	200,000	202
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	992
Telefonos de Mexico
4.75%, 1/27/10	415,000	414
5.50%, 1/27/15	1,000,000	992
Telus
7.50%, 6/1/07	400,000	418
8.00%, 6/1/11	600,000	685
Tenneco Packaging, 7.20%, 12/15/05	1,000,000	1,005
THOMSON Multimedia, 6.20%, 1/5/12	1,400,000	1,502
Time Warner
6.875%, 6/15/18	1,000,000	1,100
7.48%, 1/15/08	1,600,000	1,689
Time Warner Entertainment, 8.375%, 3/15/23	100,000	121
Transocean, 7.50%, 4/15/31	900,000	1,126
Travelers Property Casualty, 6.75%, 11/15/06	1,500,000	1,534
Tyco International
6.00%, 11/15/13	750,000	793
6.125%, 1/15/09	500,000	519
6.375%, 10/15/11	750,000	799
STEP, 7.20%, 10/15/08	100,000	107
U.S. Bancorp
4.50%, 7/29/10	1,450,000	1,437
6.875%, 9/15/07	200,000	208
Unilever Capital, 7.125%, 11/1/10	430,000	476
Union Bank Switzerland, 7.25%, 7/15/06	1,000,000	1,019
Union Pacific, 6.50%, 4/15/12	2,000,000	2,168
United Health Group, 3.75%, 2/10/09	1,000,000	971
United Technologies, 5.40%, 5/1/35	340,000	340
Verizon Global Funding
6.875%, 6/15/12	130,000	144
7.75%, 12/1/30	2,500,000	3,045
Virginia Electric & Power, 4.75%, 3/1/13	100,000	98
Vodafone Group, 5.375%, 1/30/15	600,000	614
Wachovia Bank, 4.875%, 2/1/15	1,600,000	1,576
Wal-Mart Stores
5.25%, 9/1/35	1,250,000	1,215
5.875%, 10/15/05	100,000	100
Walt Disney, 5.62%, 12/1/08	200,000	200
Washington Mutual, 4.375%, 1/15/08	1,250,000	1,244
Wells Fargo
4.20%, 1/15/10	1,000,000	981
6.55%, 12/1/06	100,000	102
Wells Fargo Bank, 6.45%, 2/1/11	100,000	108
Wells Fargo Financial, 5.50%, 8/1/12	2,000,000	2,077
Weyerhaeuser, 5.95%, 11/1/08	750,000	773
Willamette Industries, 7.85%, 7/1/26	1,000,000	1,171
WMX Technologies, 7.00%, 10/15/06	200,000	205
World Savings Bank, F.S.B., 4.125%, 12/15/09	750,000	734
Yum! Brands, 7.70%, 7/1/12	1,250,000	1,430
Total Corporate Bonds (Cost $244,603)		249,478

ASSET-BACKED SECURITIES 0.2%
Bank One Issuance Trust, Series 2002-A4, Class A4
2.94%, 6/16/08	400,000	400
California Infrastructure PG&E, Series 1997-1, Class A7
6.42%, 9/25/08	59,223	60
Citibank Credit Card Issuance Trust, Series 2000, Class A1
6.90%, 10/15/07	2,800,000	2,802
New Century Home Equity Loan Trust, Series 2005-A
Class A6, VR, 4.954%, 8/25/35	1,350,000	1,328
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52%, 12/31/10	450,000	484
Total Asset-Backed Securities (Cost $5,175)		5,074

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES 0.7%
Bank of America Mortgage Securities, Series 2004-1
Class 3A2, CMO, VR, 4.943%, 10/25/34	854,509	845
DLJ Commercial Mortgage, Series 1999-CG2
Class A1B, CMO, 7.30%, 6/10/32	2,850,000	3,073
GMAC Commercial Mortgage Securities, Series 2001-C2
Class A2, CMO, 6.70%, 4/15/34	4,200,000	4,567
Greenwich Capital Commercial Funding, Series 2004-GG1A
Class A2, CMO, 3.835%, 6/10/36	1,440,768	1,416
J.P. Morgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	2,325,000	2,481
LB-UBS Commercial Mortgage Trust, Series 2004-C2
Class A2, CMO, 3.246%, 3/15/29	2,625,000	2,502
Morgan Stanley Dean Witter Capital, Series 2002-TOP7
Class A2, CMO, 5.98%, 1/15/39	2,800,000	2,976
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $18,251)		17,860

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES 2.8%
U.S. Government Agency Obligations ± 2.1%
Federal Home Loan Mortgage
5.50%, 3/1 - 12/1/18	2,452,105	2,489
6.00%, 9/1/17 - 12/1/33	906,835	925
6.50%, 11/1/09 - 8/1/32	410,614	422
7.00%, 6/1/32	603,468	630
CMO
3.50%, 4/15/17	163,485	162
6.00%, 12/15/08	96,951	99
Federal National Mortgage Assn.
4.00%, 5/1/19	324,285	312
4.50%, 5/1/18 - 9/1/34	21,872,560	21,229
5.00%, 4/1/18 - 7/1/35	634,790	629
5.50%, 1/1/17 - 4/1/34	11,493,458	11,538
6.00%, 8/1/14 - 11/1/34	8,393,827	8,541
6.50%, 5/1/14 - 12/1/32	1,217,534	1,257
7.00%, 9/1/25 - 4/1/32	519,273	544
7.50%, 9/1/26	5,844	6
8.00%, 8/1/24 - 7/1/26	29,988	32
CMO, 6.00%, 10/25/08	2,471,547	2,509
U.S. Department of Veteran Affairs, CMO, VR
9.593%, 3/15/25	152,138	160
		51,484
U.S. Government Obligations 0.7%
Government National Mortgage Assn.
5.00%, 9/20/33	2,243,871	2,223
5.50%, 2/20/34 - 8/15/35	3,553,751	3,582
6.00%, 11/15/08 - 1/20/35	3,688,246	3,773
6.50%, 9/15/08 - 4/15/29	1,137,120	1,185
7.00%, 12/15/23 - 3/15/31	993,580	1,047
7.50%, 9/15/22 - 1/15/27	569,400	605
8.00%, 6/15/17 - 11/15/25	458,292	490
8.50%, 6/15/08 - 6/20/26	333,929	359
9.00%, 2/15 - 6/20/20	85,995	94
9.50%, 8/15/09 - 8/20/22	66,177	73
10.00%, 11/15/09 - 1/20/22	6,053	7
10.50%, 5/15/15	3,881	4
11.00%, 3/15/10 - 1/15/20	122,921	135
11.50%, 3/15/10 - 3/15/16	148,513	165
ARM, 3.75%, 8/20/23	12,195	12
CMO, 5.50%, 5/20/31	5,000,000	5,045
		18,799
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $70,535)		70,283

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.4%

Asian Development Bank
4.875%, 2/5/07	200,000	201
6.64%, 5/27/14	1,000,000	1,140
Canada Mortgage & Housing, 2.95%, 6/2/08	1,500,000	1,443
European Investment Bank
2.70%, 4/20/07	500,000	488
3.375%, 3/16/09 - 6/12/13	3,600,000	3,486
4.125%, 9/15/10	750,000	739
Export Import Bank of Korea, 144A, 5.25%, 2/10/14	500,000	504
Government of Malaysia, 7.50%, 7/15/11	420,000	474
Hydro-Quebec
7.50%, 4/1/16	1,000,000	1,201
8.40%, 1/15/22	200,000	273
Inter-American Development Bank, 6.375%, 10/22/07	1,100,000	1,144
International Bank For Reconstruction & Development
7.625%, 1/19/23	1,800,000	2,400
Kreditanstalt Fur Wiederaufbau
3.25%, 3/30/09	1,500,000	1,447
4.25%, 6/15/10	2,000,000	1,984
Province of Manitoba, 7.50%, 2/22/10 §	5,600,000	6,245
Province of Ontario, 5.50%, 10/1/08 §	2,850,000	2,920
Province of Quebec, 7.00%, 1/30/07	1,000,000	1,033
Republic of Chile, 5.50%, 1/15/13	115,000	120
Republic of Italy
3.25%, 5/15/09 §	1,000,000	961
3.75%, 12/14/07	3,000,000	2,955
4.375%, 6/15/13	330,000	326
5.375%, 6/15/33	330,000	337
Republic of Korea, 8.875%, 4/15/08 §	424,000	469
Republic of South Africa, 6.50%, 6/2/14 §	250,000	275
United Mexican States, 7.50%, 1/14/12 §	2,000,000	2,249
Total Foreign Government Obligations & Municipalities
(Cost $33,836)		34,814

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 15.6%
U.S. Government Agency Obligations ± 4.0%
Federal Farm Credit Banks, 5.75%, 1/18/11	1,930,000	2,037
Federal Home Loan Bank
3.375%, 2/23/07 §	4,000,000	3,947
5.25%, 6/18/14 §	7,000,000	7,309
5.75%, 5/15/12 §	6,375,000	6,787
6.34%, 10/19/05	4,875,000	4,880
Federal Home Loan Mortgage
2.75%, 3/15/08	150,000	144
2.875%, 5/15/07 §	5,000,000	4,885
4.00%, 8/17/07	8,000,000	7,944
4.50%, 1/15/14 - 1/15/15 §	4,310,000	4,269
5.125%, 7/15/12	582,000	599
6.625%, 9/15/09 §	7,500,000	8,064
Federal National Mortgage Assn.
3.25%, 11/15/07 §	175,000	171
5.00%, 1/15/07 §	50,000	50
5.25%, 4/15/07 - 8/1/12 §	8,310,000	8,431
6.00%, 5/15/08 §	12,500,000	12,979
6.375%, 6/15/09 §	13,200,000	14,033
6.47%, 9/25/12	3,000,000	3,329
6.625%, 9/15/09 §	7,500,000	8,063
Tennessee Valley Auth., 6.25%, 12/15/17	1,975,000	2,232
		100,153
U.S. Treasury Obligations 11.6%
U.S. Treasury Bonds
5.375%, 2/15/31 §	7,145,000	8,003
6.25%, 8/15/23 - 5/15/30 §	12,425,000	14,887
6.50%, 11/15/26 §	16,000,000	20,005
7.125%, 2/15/23 §	3,650,000	4,736
7.25%, 5/15/16 §	9,000,000	11,132
8.125%, 8/15/19 §	8,700,000	11,880
8.75%, 5/15/20 §	1,000,000	1,443
9.25%, 2/15/16 §	3,000,000	4,196
13.875%, 5/15/11 §	190,000	201
U.S. Treasury Notes
2.00%, 5/15/06 §	3,000,000	2,963
2.25%, 2/15/07 §	3,355,000	3,270
2.375%, 8/31/06 §	2,480,000	2,442
2.875%, 11/30/06 §	5,000,000	4,928
3.00%, 11/15/07 §	14,700,000	14,353
3.125%, 5/15/07 §	18,000,000	17,705
3.25%, 8/15/07 §	6,500,000	6,393
3.375%, 2/28/07 - 2/15/08 §	59,200,000	58,481
4.00%, 2/15/15 §	45,000,000	43,812
4.25%, 11/15/13 - 11/15/14 §	25,900,000	25,751
4.375%, 5/15/07 §	8,300,000	8,326
4.75%, 11/15/08 §	13,019,000	13,228
5.00%, 8/15/11 §	8,000,000	8,311
		286,446
Total U.S. Government Agency Obligations
(excluding Mortgage-Backed) (Cost $383,886)		386,599

DOMESTIC BOND MUTUAL FUNDS 3.7%

T. Rowe Price Institutional High Yield Fund, 7.22% p†	8,831,235	93,434
Total Domestic Bond Mutual Funds (Cost $92,634)		93,434

SHORT-TERM INVESTMENTS 1.0%
Money Market Fund 1.0%
T. Rowe Price Reserve Investment Fund, 3.79% #†	24,186,841	24,187
Total Short-Term Investments (Cost $24,187)		24,187

SECURITIES LENDING COLLATERAL 19.8%
Money Market Pooled Account 2.1%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 3.772% #	50,959,080	50,959
Money Market Trust 17.7%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.73% #	440,625,239	440,625
Total Securities Lending Collateral (Cost $491,584)		491,584

Total Investments in Securities
119.3% of Net Assets (Cost $2,350,096)		$2,962,545

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
±	The issuer operates under a congressional charter; its
securities are neither issued nor guaranteed by the U.S.
government.
†	Affiliated company – See Note 4.
p	SEC yield
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers
- total value of such securities at period-end amounts to
$9,185 and represents 0.4% of net assets
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CMO	Collateralized Mortgage Obligation
DKK	Danish krone
ETC	Equipment Trust Certificate
EUR	Euro
GBP	British pound
GDS	Global Depository Shares
HKD	Hong Kong dollar
JPY	Japanese yen
MXN	Mexican peso
NOK	Norwegian krone
REIT	Real Estate Investment Trust
SEK	Swedish krona
SGD	Singapore dollar
STEP	Stepped coupon bond for which the coupon rate of interest
will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund’s lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $496,547,000; aggregate collateral consisted of $491,584,000 in money market pooled accounts and U.S. government securities valued at $21,212,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $2,350,096,000. Net unrealized gain aggregated $612,450,000 at period-end, of which $659,463,000 related to appreciated investments and $47,013,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $893,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $24,187,000 and $15,788,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Balanced Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended September 30, 2005, purchases and sales of High Yield Fund were $7,228,000 and $70,090,000, respectively. Investment income during the period was $6,809,000. At September 30, 2005 and December 31, 2004, the value of shares of High Yield Fund held were $93,434,000 and $161,216,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005